Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the twelve months ended December 31, 2019, 2018, and 2017 are presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units		Stock options
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV	of options	date FV
December 31, 2016	56,861	$15.48	$637,001	$14.55	$2,438,197	$2.29	$523,387	$16.71	—	—
Granted	107,270	8.97	90,000	6.85	—	—	88,293	5.93	—	—
Vested	(56,861)	15.48	—	—	—	—	(537,216)	16.16	—	—
Exchanged	—	—	—	—	—	—	—	—	—	—
Expired	—	—	—	—	(1,929,260)	2.00	—	—	—	—
Cancelled	(12,737)	9.53	—	—	(22,963)	3.40	(3,280)	9.16	—	—
December 31, 2017	94,533	8.89	727,001	13.60	485,974	3.40	71,184	7.80	—	—
Granted	664,326	7.68	30,000	6.86	—	—	109,248	9.73	500,000	2.45
Vested	(119,509)	8.52	—	—	—	—	(83,220)	9.87	—	—
Exchanged	—	—	(113,333)	18.80	—	—	—	—	—	—
Expired	—	—	—	—	(485,974)	3.40	—	—	—	—
Cancelled	(53,608)	7.10	(76,666)	7.90	—	—	(12,441)	7.28	—	—
December 31, 2018	585,742	7.76	567,002	12.97	—	—	84,771	8.33	500,000	2.45
Granted	107,400	8.64	—	—	—	—	209,732	8.80	—	—
Vested	(185,742)	7.58	—	—	—	—	(124,073)	9.20	—	—
Exchanged	—	—	(60,001)	16.68	—	—	—	—	—	—
Expired	—	—	—	—	—	—	—	—	—	—
Cancelled	—	—	—	—	—	—	(33,466)	9.05	—	—
December 31, 2019	507,400	$8.01	507,001	$12.53	$—	$—	136,964	$8.09	500,000	$2.45